Income Taxes - Federal statutory income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes	$ 0		$ 0
Benson Hill, Inc
Tax at federal statutory rate					$ (14,026,000)	$ (9,215,000)	$ (3,934,000)
State taxes, net of federal effect					(2,197,000)	(1,117,000)	(478,000)
Non-deductible items					991,000	159,000	204,000
R&D Credit					(1,289,000)	(666,000)	(666,000)
Valuation allowance					16,366,000	10,618,000	4,568,000
Other, net					203,000	240,000	85,000
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 48,000	$ 19,000	$ (221,000)